Supplemental Quarterly Information (Summary Of Quarterly Results Of Operations) (Detail) - USD ($) $ in Thousands	3 Months Ended									6 Months Ended		12 Months Ended
	Jun. 30, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Jun. 30, 2017	Jun. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Supplemental Quarterly Information [Abstract]
Total operating revenues	$ 95,245	$ 64,186	$ 54,532	$ 16,613	$ 38,167	$ 48,325	$ 61,344	$ 71,755	$ 60,542	$ 205,252	$ 68,243	$ 173,790	$ 433,888	$ 616,207
Income (loss) from operations	(2,734)	(20,536)	(8,620)	(52,686)	(7,967)	(60,592)	110,069	(23,881)	(95,077)	34,557	(60,653)	(89,809)	(69,481)	155,173
NET INCOME (LOSS)	(15,314)	(46,870)	$ (26,567)	(70,237)	(24,157)	(76,152)	93,079	$ (39,509)	(109,211)	9,601	(94,394)	(167,921)	(131,793)	99,200
Impairment expense	27,904	2,100		11,555	$ 1,800	$ 90,500	8,900		$ 73,100	29,124	13,319	16,306	176,774	74,927
Gain (loss) on derivative contracts	$ 18,250	$ 16,500		(38,293)			72,000			$ 48,492	$ (27,478)	$ (40,460)	$ 124,141	$ 96,559
Gain on sale of assets							$ 66,400
Scenario, Previously Reported [Member]
Supplemental Quarterly Information [Abstract]
Total operating revenues				53,823
NET INCOME (LOSS)				$ (70,327)